Corporate and Business Information - Schedule of Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Effecti Tecnologia Web LTDA. (“Effecti”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Leadlovers Tecnologia LTDA. (“Leadlovers”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Ipe Tecnologia LTDA. (“Ipe”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Dataminer Dados, Informacoes E Documentos LTDA (“Datahub”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Onclick Sistemas de Informacao LTDA. (“Onclick”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Simplest Software LTDA (“Mercos”) [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	57.91%	57.91%
Smart NX [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company		55.00%
Nuvini S.A [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	Brazil
Equity Ownership Held by the Company	100.00%	100.00%
Nuvini LLC [Member]
Schedule of Subsidiaries [Line Items]
Place of Business/Country of Incorporation	United States of America
Equity Ownership Held by the Company	100.00%	100.00%